Tax situation (Tables)	12 Months Ended
Dec. 31, 2025
Tax situation
Schedule of income tax years for review by tax authorities

During the four years following the year of filing the tax return, the tax authorities have the power to review and, as applicable, correct the income tax computed by the Group in the following 4 years, subsequent to the filing of the income tax report. The Income Tax and Value Added Tax (VAT) returns for the following years are open to review by the Tax Authorities:

Years open to review by the
Entity	Tax Authorities

Compañía de Minas Buenaventura S.A.A.	2022-2025
Compañía Minera Condesa S.A.	2021-2025
Compañía Minera Colquirrumi S.A.	2021-2025
Consorcio Energético de Huancavelica S.A.	2021-2025
El Molle Verde S.A.C.	2021-2025
Empresa de Generación Huanza S.A.	2021-2025
Inversiones Colquijirca S.A.	2021-2025
Minera La Zanja S.R.L.	2022-2025
Sociedad Minera El Brocal S.A.A.	2022-2025
Procesadora Industrial Río Seco S. A.C.	2021-2025
Apu Coropuna S.R.L.	2021-|2025
Cerro Hablador S. A. C.	2021-2025
Minera Azola S. R. L.	2021-2025

Sociedad Minera Cerro Verde S.A.A.
Tax situation
Schedule of types of temporary differences, unused tax losses and unused tax credits.

	December 31,	December 31,	December 31,
	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Deferred Income tax
Assets
Cost of net asset for the construction of the tailing dam	237,394	214,396	193,378
Provision for remediation and mine closure	39,118	34,602	29,762
Unpaid vacations	11,629	9,227	9,031
Provision for mining taxes	2,642	7,231	4,335
Leases	2,034	3,297	3,007
Other provisions	4,262	11,429	11,282
	297,079	280,182	250,795
Liabilities
Property, plant and equipment depreciation	632,325	517,985	537,588
Stripping activity asset	191,342	165,018	126,744
Valuation of inventories	27,096	27,091	29,831
Price adjustment in the sale of copper, silver, and molybdenum.	60,385	(15,330)	10,822
Debt issuance costs	122	333	547
	911,270	695,097	705,532
Total deferred income tax liability	614,191	414,915	454,737
Supplementary retirement fund deferred
(see note 2(p))	—	—	5,414

Total deferred income tax liability	614,191	414,915	460,151

Sociedad Minera El Brocal S.A.A
Tax situation
Schedule of other assessments

Fiscal year	Taxes	Penalty and Interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	7,530	34,120	41,650
2006	6,058	44,109	50,167
2007	9,390	19,906	29,296
2008	9,703	10,160	19,863
2009	8,953	30,582	39,535
2010	6,501	67,404	73,905
2011	5,500	31,838	37,338
2012	—	4,766	4,766
2013	9,109	27,001	36,110
2014	5,655	729	6,384
2015	3,264	26,046	29,310
2016	68,228	3,678	71,906
2017	5,539	3,378	8,917
2018	5,108	4,654	9,762
2019 – 2020	4,743	542	5,285
2021 – 2022	10,134	5,662	15,796

	165,415	314,575	479,990

Schedule of reconciliation of income tax rate.

	December 31,	December 31,	December 31,
	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Profit before income tax	2,095,334	1,517,731	1,323,295
Income tax rate	32.00%	32.00%	32.00%
Expected income tax expense	670,507	485,674	423,454
Special mining tax and mining royalties	(37,764)	(32,432)	(32,182)
Gain for uncertainty about treatments of income taxes	(26,724)	(3,616)	(1,617)
Non - deductible expenses	10,929	12,335	12,744
Income tax true – ups	(19,401)	692	1,267
Penalties and moratorium interest	(642)	1,633	40,769
Income tax rate change effect on deferred taxes for the change in Peruvian tax law once the current Stability Contract expires	(618)	325	208
Other	1,860	(636)	3,908
Current and deferred income tax	598,147	463,975	448,551
Mining taxes	130,058	100,579	96,082
Supplementary retirement fund (deferred)	—	—	(302)

	728,205	564,554	544,331

Effective income tax rate	34.75%	37.20%	41.13%

Schedule of income tax provision

	December 31,	December 31,	December 31,
	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Income tax
Current	410,462	503,797	478,889
Deferred	187,685	(39,822)	(30,338)
	598,147	463,975	448,551
Mining taxes (mining royalty and special mining tax)
Current	118,467	100,579	96,082
Deferred	11,591	—	(302)

Income tax expense reported in the statements of comprehensive income	728,205	564,554	544,331